Other operating expenses, net (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other operating expenses net

	12/31/2025	12/31/2024
Provision inventory losses (note 7)	(7,945)	—
Idle capacity - industrial plant(1)	(6,060)	—
Environmental and social expenses	(2,635)	(2,540)
Accrual for contingencies	(1,607)	(1,949)
Taxes and fees	(666)	(984)
Depreciation	(1,975)	—
Others	(1,574)	(1,925)
Other operating expenses, net total	(22,462)	(7,398)
(1)	During the fourth quarter of 2025, the Company implemented restructuring of its mine operations to enhance operational efficiency, which involved a temporary halt in mine operations, this amount includes $1,777 in Depletion/Depreciation of assets.